Discontinued Operations - Additional Information (Detail) (TSYS POS Systems and Services LLC, USD $) In Millions, unless otherwise specified	3 Months Ended
Sep. 30, 2010
TSYS POS Systems and Services LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax goodwill impairment	$ 2.2
After-tax goodwill impairment	$ 1.5